RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current Assets	R$ 64,120,961	R$ 58,452,020
Assets	103,906,654	91,529,720
Current Liabilities	25,116,475	25,017,103
Non-current Liabilities	63,331,063	46,827,779
Other operating income and expenses	(7,426,742)	(6,776,012)	R$ (5,666,642)
Profit Loss	(1,538,141)	402,649	R$ 2,167,698
Other related parties [member]
IfrsStatementLineItems [Line Items]
Current Assets	1,849,194	2,261,280
Non-current Assets	190,131	150,880
Assets	2,039,325	2,412,160
Current Liabilities	325,883	35,435
Liabilities	325,883	35,435
Sales	903	1,769,915
Cost and expenses	(227,090)	(301,503)
Interest	38,588	38,452
Exchange rate variations andmonetary, net	141,190	(58,837)
Financial investments	(632,612)	308,309
Other operating income and expenses	42,347
Profit Loss	(636,674)	1,756,336
Other related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	184,892	35,435
Other related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	140,991
Other related parties [member] | Investments Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,773,124	2,128,183
Non-current Assets	142,423	111,350
Other related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	191	131,268
Other related parties [member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	74,050
Other related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,829	1,829
Other related parties [member] | Actuarial Asset Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	47,708	39,530
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Current Assets	2,073,877	2,495,353
Non-current Assets	3,885,738	3,602,871
Assets	5,959,615	6,098,224
Current Liabilities	602,664	205,665
Non-current Liabilities	20,850	38,058
Liabilities	623,514	243,723
Sales	2,380,081	1,997,736
Cost and expenses	(2,596,455)	(2,448,787)
Interest	196,387	216,900
Exchange rate variations andmonetary, net	141,190	(58,837)
Financial investments	(632,612)	308,309
Other operating income and expenses	42,347
Profit Loss	(469,062)	15,321
Total for all related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	415,857	176,014
Total for all related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	186,807	22,424
Non-current Liabilities	20,850	38,058
Total for all related parties [member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		7,227
Total for all related parties [member] | Investments Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,773,124	2,128,183
Non-current Assets	142,423	111,350
Total for all related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	92,171	168,367
Total for all related parties [member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	201,436	185,178
Total for all related parties [member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	5,315	5,316
Non-current Assets	1,903,028	1,659,412
Total for all related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,831	8,309
Non-current Assets	1,792,579	1,792,579
Total for all related parties [member] | Actuarial Asset Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	47,708	39,530
Subsidiaries And Associates [Member]
IfrsStatementLineItems [Line Items]
Current Assets	88,750	34,441
Non-current Assets	3,789	3,732
Assets	92,539	38,173
Current Liabilities	36,921	46
Liabilities	36,921	46
Sales	2,357,816	206,158
Cost and expenses	(179,022)	(2,581)
Interest	2,508
Profit Loss	2,181,302	203,577
Subsidiaries And Associates [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	13,676
Subsidiaries And Associates [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	23,245	46
Subsidiaries And Associates [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	88,750	34,441
Subsidiaries And Associates [Member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	3,789	3,732
Joint Ventures Joint Operation [Member]
IfrsStatementLineItems [Line Items]
Current Assets	135,933	199,632
Non-current Assets	3,691,818	3,448,259
Assets	3,827,751	3,647,891
Current Liabilities	239,860	170,184
Non-current Liabilities	20,850	38,058
Liabilities	260,710	208,242
Sales	21,362	21,663
Cost and expenses	(2,190,343)	(2,144,703)
Interest	155,291	178,448
Profit Loss	(2,013,690)	(1,944,592)
Joint Ventures Joint Operation [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	217,289	140,579
Joint Ventures Joint Operation [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	22,571	22,378
Non-current Liabilities	20,850	38,058
Joint Ventures Joint Operation [Member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		7,227
Joint Ventures Joint Operation [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	3,230	2,658
Joint Ventures Joint Operation [Member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	127,386	185,178
Joint Ventures Joint Operation [Member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	5,315	5,316
Non-current Assets	1,899,239	1,655,680
Joint Ventures Joint Operation [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	2	6,480
Non-current Assets	R$ 1,792,579	R$ 1,792,579